CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 CNY (¥) shares
Short-term borrowings	$ 355	¥ 2,300		¥ 39,633
Convertible loan				13,470
Deferred revenue	$ 17,890	¥ 115,886		116,959
Accounts payable	4,382	28,391		39,966
Accrued and other liabilities	56,710	367,357		483,204
Income taxes payable	49,058	317,785		230,659
Amounts due to related parties	$ 1,183	¥ 7,662		11,883
Amount due to deconsolidated subsidiaries				22,144
Liabilities classified as held for sale				533,418
Deferred tax liabilities	$ 3,971	¥ 25,721		¥ 67,658
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.003		$ 0.003
Preferred shares, shares authorized | shares	1,666,667	1,666,667		1,666,667
Preferred shares, shares issued | shares
Preferred shares, shares outstanding | shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.003		$ 0.003
Ordinary shares, shares authorized | shares	40,000,000	40,000,000		40,000,000
Ordinary shares, shares issued | shares	38,265,177	38,265,177		30,536,833
Ordinary shares, shares outstanding | shares	38,265,177	38,265,177		30,536,833
Variable Interest Entity Primary Beneficiary [Member]
Short-term borrowings		¥ 2,300		¥ 22,133
Convertible loan
Deferred revenue		¥ 105,559		¥ 97,523
Accounts payable		17,663		29,061
Accrued and other liabilities		210,413		338,358
Income taxes payable		196,500		110,705
Amounts due to related parties		¥ 7,662		9,923
Amount due to deconsolidated subsidiaries				10,562
Liabilities classified as held for sale				533,418
Deferred tax liabilities		¥ 25,721		¥ 27,867